Per Share Amounts	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Per Share Amounts

NOTE 19. PER SHARE AMOUNTS

The following tables reconcile the net earnings (loss) and weighted average shares outstanding used in computing basic and diluted earnings (loss) per share:

	2019	2018
Net earnings (loss) – basic and diluted	$6,618	$(294,270)

(Stated in thousands)	2019	2018
Weighted average shares outstanding – basic	290,782	293,560
Effect of stock options and other equity compensation plans	6,397	—
Weighted average shares outstanding – diluted	297,179	293,560